Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000197647 [Member] | Bank of America Corp 3 25 10 21 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%	[1]
C000197647 [Member] | AT And T Inc 2 30 06 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%	[1]
C000197647 [Member] | Wells Fargo And Co 4 30 07 22 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%	[1]
C000197647 [Member] | Meta Platforms Inc 3 50 08 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[1]
C000197647 [Member] | Oracle Corp 3 25 11 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%	[1]
C000197647 [Member] | Morgan Stanley 3 63 01 20 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[1]
C000197647 [Member] | Goldman Sachs Group Inc The 3 85 01 26 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[1]
C000197647 [Member] | Amazon com Inc 3 15 08 22 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%	[1]
C000197647 [Member] | Citigroup Inc 4 45 09 29 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%	[1]
C000197647 [Member] | Microsoft Corp 3 30 02 06 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.89%	[1]
C000197647 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000197647 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000197647 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000197647 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000197647 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000197647 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000197647 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000197647 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000197647 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000197647 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000197647 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000197647 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000197656 [Member] | AbbVie Inc 2 95 11 21 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[2]
C000197656 [Member] | AerCap Ireland Capital DAC AerCap Global Aviation Trust 2 45 10 29 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[2]
C000197656 [Member] | Wells Fargo And Co 3 00 10 23 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%	[2]
C000197656 [Member] | Citigroup Inc 3 20 10 21 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[2]
C000197656 [Member] | JPMorgan Chase And Co 2 95 10 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[2]
C000197656 [Member] | JPMorgan Chase Bank N A 5 11 12 08 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[2]
C000197656 [Member] | Goldman Sachs Group Inc The 3 50 11 16 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[2]
C000197656 [Member] | Wells Fargo Bank N A 5 25 12 11 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%	[2]
C000197656 [Member] | Morgan Stanley 4 35 09 08 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%	[2]
C000197656 [Member] | Citibank N A 5 49 12 04 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[2]
C000197656 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000197656 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000197656 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000197656 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000197656 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000197656 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000197656 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000197656 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000197656 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000197656 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000197656 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000197657 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%	[3]
C000197657 [Member] | Cardinal Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%	[3]
C000197657 [Member] | Garmin Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[3]
C000197657 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[3]
C000197657 [Member] | Waters Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[3]
C000197657 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[3]
C000197657 [Member] | US Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[3]
C000197657 [Member] | Mettler Toledo International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[3]
C000197657 [Member] | Roper Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[3]
C000197657 [Member] | Best Buy Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[3]
C000197657 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000197657 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000197657 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000197657 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000197657 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000197657 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000197657 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000197657 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000201205 [Member] | Momentive Performance Materials Inc 4 13 10 22 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%	[4]
C000201205 [Member] | Parker Hannifin Corp 3 25 06 14 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%	[4]
C000201205 [Member] | Home Depot Inc The 2 95 06 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%	[4]
C000201205 [Member] | Truist Bank 2 25 03 11 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%	[4]
C000201205 [Member] | Archer Daniels Midland Co 3 25 03 27 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%	[4]
C000201205 [Member] | Altria Group Inc 4 80 02 14 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%	[4]
C000201205 [Member] | Pricoa Global Funding I 4 70 05 28 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[4]
C000201205 [Member] | MassMutual Global Funding II 4 55 05 07 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[4]
C000201205 [Member] | Halliburton Co 2 92 03 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[4]
C000201205 [Member] | Entergy Texas Inc 1 75 03 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[4]
C000201205 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000201205 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000201205 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000201205 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000201205 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000201205 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000201205 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000201205 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000201205 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000201205 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000201205 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000202950 [Member] | Amazon com Inc 3 90 11 20 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%	[5]
C000202950 [Member] | Citibank N A 5 80 09 29 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.59%	[5]
C000202950 [Member] | Sprint Capital Corp 6 88 11 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.59%	[5]
C000202950 [Member] | RTX Corp 4 13 11 16 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[5]
C000202950 [Member] | NVIDIA Corp 4 25 06 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[5]
C000202950 [Member] | Salesforce Inc 4 50 03 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[5]
C000202950 [Member] | AerCap Ireland Capital DAC AerCap Global Aviation Trust 3 00 10 29 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%	[5]
C000202950 [Member] | Cigna Group The 4 38 10 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%	[5]
C000202950 [Member] | Amgen Inc 5 15 03 02 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%	[5]
C000202950 [Member] | CVS Health Corp 4 30 03 25 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%	[5]
C000202950 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000202950 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000202950 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000202950 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000202950 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000202950 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000202950 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000202950 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000202950 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000202950 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000202950 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000202950 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000202951 [Member] | NCR Atleos Corp 9 50 04 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.15%	[6]
C000202951 [Member] | Altice France S A 9 50 11 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%	[6]
C000202951 [Member] | IQVIA Inc 5 00 10 15 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%	[6]
C000202951 [Member] | LifePoint Health Inc 9 88 08 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[6]
C000202951 [Member] | Bombardier Inc 8 75 11 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%	[6]
C000202951 [Member] | Aretec Group Inc 10 00 08 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[6]
C000202951 [Member] | Allwyn Entertainment Financing UK PLC 7 88 04 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%	[6]
C000202951 [Member] | Freedom Mortgage Corp 12 25 10 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[6]
C000202951 [Member] | Sirius XM Radio LLC 3 13 09 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[6]
C000202951 [Member] | Buckeye Partners L P 3 95 12 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[6]
C000202951 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000202951 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000202951 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000202951 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000202951 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000202951 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000202951 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000202951 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.20%
C000203478 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%	[7]
C000203478 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[7]
C000203478 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[7]
C000203478 [Member] | ExxonMobil Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[7]
C000203478 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[7]
C000203478 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%	[7]
C000203478 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%	[7]
C000203478 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%	[7]
C000203478 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%	[7]
C000203478 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[7]
C000203478 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000203478 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000203478 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000203478 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000203478 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000203478 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000203478 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000203478 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000203478 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000203478 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000203478 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000203488 [Member] | Illinois State of Series 2017 D GO Bonds 5 00 11 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.48%
C000203488 [Member] | Triborough Bridge And Tunnel Authority Series 2025 A RB 5 00 02 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.48%
C000203488 [Member] | Texas State of Water Development Board Series 2018 B RB 5 00 04 15 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%
C000203488 [Member] | North Texas Tollway Authority Series 2017 A Ref RB 5 00 01 01 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000203488 [Member] | New Jersey State of Series 2020 A GO Bonds 5 00 06 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.37%
C000203488 [Member] | Los Angeles City of CA Department of Water And Power Series 2025 A Ref RB 5 00 07 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%
C000203488 [Member] | Triborough Bridge And Tunnel Authority Series 2025 A RB 5 00 03 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
C000203488 [Member] | Los Angeles Unified School District Election of 2008 Series 2018 B 1 GO Bonds 5 25 07 01 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
C000203488 [Member] | Los Angeles County of CA Metropolitan Transportation Authority Green Bonds Series 2019 A RB 5 00 07 01 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
C000203488 [Member] | Clark County of NV Stadium Improvement Bonds Series 2018 A GO Bonds 5 00 05 01 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%
C000203488 [Member] | Ad Valorem Property Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000203488 [Member] | Health Hospital Nursing Home Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000203488 [Member] | Water Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000203488 [Member] | Miscellaneous Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000203488 [Member] | Lease Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000203488 [Member] | Sales Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000203488 [Member] | College And University Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000203488 [Member] | Highway Tolls Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000203488 [Member] | Revenue Types Each Less Than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000203488 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000203488 [Member] | General Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000203488 [Member] | Income Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000203488 [Member] | Appropriations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000203488 [Member] | Electric Power And Light Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000203495 [Member] | Illinois State of Toll Highway Authority Series 2015 B RB 5 00 01 01 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000203495 [Member] | Blount County of TN Public Building Authority The Series 2005 D 3 AVRD RB 2 15 06 01 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
C000203495 [Member] | Minnesota State of Public Facilities Authority Series 2016 A RB 5 00 03 01 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%
C000203495 [Member] | Charlotte Mecklenburg Hospital Authority The Atrium Health Series 2018 H VRD RB 2 45 01 15 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.48%
C000203495 [Member] | Connecticut State of Housing Finance Authority Series 2020 C 3 VRD RB 1 72 11 15 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000203495 [Member] | New Jersey State of Health Care Facilities Financing Authority Virtua Health Series 2009 D VRD RB 1 65 07 01 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000203495 [Member] | Maryland State of Department of Transportation Series 2019 RB 5 00 10 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%
C000203495 [Member] | Charlotte Mecklenburg Hospital Authority The Atrium Health Series 2018 G VRD RB 2 45 01 15 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%
C000203495 [Member] | New York City of NY Municipal Water Finance Authority Series 2010 DD VRD RB 2 45 06 15 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.95%
C000203495 [Member] | Idaho State of Health Facilities Authority St Luke s Health System Series 2018 C VRD Ref RB 2 15 03 01 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000203495 [Member] | Ad Valorem Property Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000203495 [Member] | Health Hospital Nursing Home Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000203495 [Member] | Water Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000203495 [Member] | Miscellaneous Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000203495 [Member] | Lease Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000203495 [Member] | Sales Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000203495 [Member] | Local or GTD Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000203495 [Member] | College And University Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000203495 [Member] | Highway Tolls Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000203495 [Member] | Revenue Types Each Less Than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000203495 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000203495 [Member] | General Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000203496 [Member] | Illinois State of Series 2017 C GO Bonds 5 00 11 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%
C000203496 [Member] | Illinois State of Series 2017 D GO Bonds 5 00 11 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
C000203496 [Member] | Hudson Yards Infrastructure Corp Series 2017 A Ref RB 5 00 02 15 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000203496 [Member] | California State of Health Facilities Financing Authority Kaiser Permanente Subseries 2017 A 1 RB 5 00 11 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%
C000203496 [Member] | New Jersey State of Series 2020 A GO Bonds 5 00 06 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000203496 [Member] | New York City of NY Municipal Water Finance Authority Series 2018 DD 2 Ref RB 5 00 06 15 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
C000203496 [Member] | Texas State of Water Development Board Series 2017 A RB 5 00 10 15 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
C000203496 [Member] | Houston City of TX Series 2017 B Ref RB 5 00 11 15 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
C000203496 [Member] | New York City of NY Municipal Water Finance Authority Series 2018 EE Ref RB 5 00 06 15 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%
C000203496 [Member] | New York State of Dormitory Authority New School The Series 2016 A Ref RB 5 00 07 01 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000203496 [Member] | Ad Valorem Property Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000203496 [Member] | Health Hospital Nursing Home Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000203496 [Member] | Water Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000203496 [Member] | Miscellaneous Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000203496 [Member] | Lease Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000203496 [Member] | Sales Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000203496 [Member] | College And University Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000203496 [Member] | Highway Tolls Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000203496 [Member] | Revenue Types Each Less Than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000203496 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000203496 [Member] | General Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000203496 [Member] | Income Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000203496 [Member] | Appropriations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000203496 [Member] | Electric Power And Light Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000209106 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.45%	[8]
C000209106 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[8]
C000209106 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%	[8]
C000209106 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.53%	[8]
C000209106 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.22%	[8]
C000209106 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[8]
C000209106 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[8]
C000209106 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[8]
C000209106 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[8]
C000209106 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[8]
C000209106 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000209106 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000209106 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209106 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000209106 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000209106 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000209106 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000209106 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000209106 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209106 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000209106 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000209109 [Member] | CareTrust REIT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[9]
C000209109 [Member] | SSR Mining Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[9]
C000209109 [Member] | FirstCash Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[9]
C000209109 [Member] | Brinker International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%	[9]
C000209109 [Member] | Terreno Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%	[9]
C000209109 [Member] | MYR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%	[9]
C000209109 [Member] | Krystal Biotech Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[9]
C000209109 [Member] | Silicon Laboratories Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%	[9]
C000209109 [Member] | Piper Sandler Cos [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%	[9]
C000209109 [Member] | Victory Capital Holdings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%	[9]
C000209109 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000209109 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000209109 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000209109 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000209109 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000209109 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000209109 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000209109 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000209109 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209109 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000209109 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000213440 [Member] | Anheuser Busch InBev Worldwide Inc 4 75 01 23 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[10]
C000213440 [Member] | Oracle Corp 4 55 02 04 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[10]
C000213440 [Member] | Amazon com Inc 4 00 03 13 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[10]
C000213440 [Member] | Verizon Communications Inc 4 02 12 03 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[10]
C000213440 [Member] | AT And T Inc 4 35 03 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[10]
C000213440 [Member] | International Business Machines Corp 3 50 05 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%	[10]
C000213440 [Member] | Centene Corp 4 63 12 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%	[10]
C000213440 [Member] | NVIDIA Corp 4 35 06 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[10]
C000213440 [Member] | Salesforce Inc 4 65 03 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[10]
C000213440 [Member] | AbbVie Inc 3 20 11 21 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[10]
C000213440 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000213440 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000213440 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000213440 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000213440 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000213440 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000213440 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000213440 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000213440 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000213440 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000213440 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000213440 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000213441 [Member] | Venture Global LNG Inc 9 88 02 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[11]
C000213441 [Member] | TransDigm Inc 6 75 08 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%	[11]
C000213441 [Member] | Rakuten Group Inc 11 25 02 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%	[11]
C000213441 [Member] | Community Health Systems Inc 10 88 01 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[11]
C000213441 [Member] | MPT Operating Partnership L P MPT Finance Corp 5 00 10 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%	[11]
C000213441 [Member] | Icahn Enterprises L P Icahn Enterprises Finance Corp 5 25 05 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[11]
C000213441 [Member] | Tenet Healthcare Corp 5 13 11 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[11]
C000213441 [Member] | Sirius XM Radio LLC 5 00 08 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[11]
C000213441 [Member] | Live Nation Entertainment Inc 6 50 05 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%	[11]
C000213441 [Member] | EquipmentShare com Inc 9 00 05 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[11]
C000213441 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000213441 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000213441 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000213441 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000213441 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000213441 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000213441 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000213441 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000213441 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000213441 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000213743 [Member] | New York City of NY Municipal Water Finance Authority Subseries 2019 EE 2 Ref RB 5 00 06 15 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000213743 [Member] | California State of Infrastructure And Economic Development Bank California Academy of Sciences Green Bonds Series 2024 Ref RB 3 25 08 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000213743 [Member] | Los Angeles Unified School District Series 2024 A Ref GO Bonds 5 00 07 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
C000213743 [Member] | Ohio State of Water Development Authority Series 2019 A RB 5 00 06 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
C000213743 [Member] | Colorado State of Health Facilities Authority CommonSpirit Health Series 2024 A Ref RB 5 00 12 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.35%
C000213743 [Member] | Harris County Cultural Education Facilities Finance Corp Houston Methodist Series 2026 A Ref RB 5 00 12 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%
C000213743 [Member] | Hillsborough County of FL Industrial Development Authority Baycare Health System Series 2024 C Ref RB 5 00 11 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%
C000213743 [Member] | New Jersey State of Series 2020 A GO Bonds 5 00 06 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.48%
C000213743 [Member] | Triborough Bridge And Tunnel Authority Series 2025 B 2 RB 5 00 03 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000213743 [Member] | Triborough Bridge And Tunnel Authority Series 2026 RB 5 00 02 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000213743 [Member] | Ad Valorem Property Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000213743 [Member] | Health Hospital Nursing Home Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000213743 [Member] | Water Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000213743 [Member] | Miscellaneous Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000213743 [Member] | Lease Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000213743 [Member] | Sales Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000213743 [Member] | College And University Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000213743 [Member] | Highway Tolls Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000213743 [Member] | Revenue Types Each Less Than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000213743 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000213743 [Member] | General Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000213743 [Member] | Income Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000213743 [Member] | Electric Power And Light Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000213743 [Member] | Port Airport And Marina Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000213744 [Member] | Los Angeles Unified School District Series 2020 RYQ GO Bonds 4 00 07 01 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000213744 [Member] | Metropolitan Transportation Authority Green Bonds Series 2020 C 1 RB 4 75 11 15 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%
C000213744 [Member] | Metropolitan Transportation Authority Green Bonds Series 2020 C 1 RB 5 25 11 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
C000213744 [Member] | California State of Series 2020 GO Bonds 4 00 03 01 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000213744 [Member] | California State of Series 2020 Ref GO Bonds 5 00 11 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000213744 [Member] | Triborough Bridge And Tunnel Authority MTA Bridges And Tunnels Series 2020 A RB 5 00 11 15 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000213744 [Member] | Los Angeles City of CA Department of Water And Power Series 2025 C Ref RB 5 00 07 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000213744 [Member] | California State of Series 2020 GO Bonds 5 00 03 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000213744 [Member] | Metropolitan Transportation Authority Green Bonds Series 2020 C 1 RB 5 00 11 15 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.37%
C000213744 [Member] | New York State Urban Development Corp Series 2020 C Ref RB 5 00 03 15 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.36%
C000213744 [Member] | Ad Valorem Property Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000213744 [Member] | Health Hospital Nursing Home Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000213744 [Member] | Water Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000213744 [Member] | Miscellaneous Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000213744 [Member] | Lease Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000213744 [Member] | Sales Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000213744 [Member] | College And University Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000213744 [Member] | Revenue Types Each Less Than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000213744 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000213744 [Member] | General Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000213744 [Member] | Income Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000213744 [Member] | Appropriations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000213744 [Member] | Electric Power And Light Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000213744 [Member] | Intergovenmental Agreement [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000213744 [Member] | Port Airport And Marina Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000221367 [Member] | Tenet Healthcare Corp 6 13 10 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[12]
C000221367 [Member] | Bausch And Lomb Corp 8 38 10 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%	[12]
C000221367 [Member] | DISH DBS Corp 5 75 12 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%	[12]
C000221367 [Member] | Uniti Services LLC 7 50 10 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%	[12]
C000221367 [Member] | Avantor Funding Inc 4 63 07 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[12]
C000221367 [Member] | United Rentals North America Inc 4 88 01 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[12]
C000221367 [Member] | Tenneco Inc 8 00 11 17 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%	[12]
C000221367 [Member] | Sirius XM Radio LLC 4 00 07 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[12]
C000221367 [Member] | Organon And Co Organon Foreign Debt Co Issuer B V 413 04 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[12]
C000221367 [Member] | CCO Holdings LLC CCO Holdings Capital Corp 5 00 02 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[12]
C000221367 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000221367 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000221367 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000221367 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000221367 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000221367 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000221367 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000221367 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000221367 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000221367 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000221367 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000221367 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000221368 [Member] | Boeing Co The 5 15 05 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[13]
C000221368 [Member] | Meta Platforms Inc 4 20 11 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[13]
C000221368 [Member] | Pacific Gas and Electric Co 4 55 07 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%	[13]
C000221368 [Member] | Oracle Corp 4 45 09 26 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%	[13]
C000221368 [Member] | Amgen Inc 5 25 03 02 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%	[13]
C000221368 [Member] | Citibank N A 4 91 05 29 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%	[13]
C000221368 [Member] | Alphabet Inc 4 10 11 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%	[13]
C000221368 [Member] | Amazon com Inc 4 10 11 20 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%	[13]
C000221368 [Member] | Takeda Pharmaceutical Co Ltd 2 05 03 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%	[13]
C000221368 [Member] | Philip Morris International Inc 5 13 02 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.59%	[13]
C000221368 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000221368 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000221368 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000221368 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000221368 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000221368 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000221368 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000221368 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000221368 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000221368 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000221368 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000221368 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000225365 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[14]
C000225365 [Member] | Threei Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%	[14]
C000225365 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[14]
C000225365 [Member] | Investor AB Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%	[14]
C000225365 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[14]
C000225365 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[14]
C000225365 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%	[14]
C000225365 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[14]
C000225365 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[14]
C000225365 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.75%	[14]
C000225365 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000225365 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000225365 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000225365 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000225365 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000225365 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000225365 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000225365 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000225365 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000225365 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000225365 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000225365 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000229787 [Member] | Amazon com Inc 4 25 03 13 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%	[15]
C000229787 [Member] | Amazon com Inc 4 80 07 09 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%	[15]
C000229787 [Member] | NVIDIA Corp 4 50 06 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%	[15]
C000229787 [Member] | Salesforce Inc 4 90 09 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%	[15]
C000229787 [Member] | Oracle Corp 4 95 02 04 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[15]
C000229787 [Member] | Meta Platforms Inc 4 55 05 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[15]
C000229787 [Member] | Alphabet Inc 4 10 02 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[15]
C000229787 [Member] | Verizon Communications Inc 2 55 03 21 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[15]
C000229787 [Member] | Oracle Corp 2 88 03 25 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[15]
C000229787 [Member] | Orange S A 9 00 03 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%	[15]
C000229787 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000229787 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000229787 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000229787 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000229787 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000229787 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000229787 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000229787 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000229787 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000229787 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000229787 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000229787 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000229788 [Member] | Rakuten Group Inc 9 75 04 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%	[16]
C000229788 [Member] | Staples Inc 10 75 09 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%	[16]
C000229788 [Member] | Oak Eagle AcquireCo Inc 8 75 07 01 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%	[16]
C000229788 [Member] | Neptune Bidco US Inc 9 29 04 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[16]
C000229788 [Member] | TransDigm Inc 6 38 03 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%	[16]
C000229788 [Member] | Oak Eagle AcquireCo Inc 7 25 07 01 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%	[16]
C000229788 [Member] | Venture Global LNG Inc 9 50 02 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%	[16]
C000229788 [Member] | Cloud Software Group LLC 9 00 09 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[16]
C000229788 [Member] | Cloud Software Group Inc 6 50 03 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%	[16]
C000229788 [Member] | EchoStar Corp 10 75 11 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%	[16]
C000229788 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000229788 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000229788 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000229788 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000229788 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000229788 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000229788 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000229788 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000229788 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000229788 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000229788 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000229788 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000229789 [Member] | Triborough Bridge And Tunnel Authority Series 2021 A 1 Ref RB 5 00 05 15 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000229789 [Member] | New Jersey State of Series 2020 A GO Bonds 4 00 06 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000229789 [Member] | Illinois State of Toll Highway Authority Series 2020 A RB 5 00 01 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000229789 [Member] | University of California Limited Series 2021 Q Ref RB 5 00 05 15 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%
C000229789 [Member] | California State of Health Facilities Financing Authority Cedars Sinai Health System Series 2021 Ref RB 4 00 08 15 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.32%
C000229789 [Member] | California State of Series 2021 Ref GO Bonds 4 00 10 01 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
C000229789 [Member] | California State of Series 2021 Ref GO Bonds 5 00 09 01 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
C000229789 [Member] | New York State of Dormitory Authority Series 2024 A Ref RB 5 00 03 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000229789 [Member] | Intermountain Power Agency Series 2022 A Ref RB 5 00 07 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
C000229789 [Member] | Massachusetts Commonwealth of Series 2021 C GO Bonds 5 00 09 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
C000229789 [Member] | Ad Valorem Property Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000229789 [Member] | Health Hospital Nursing Home Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000229789 [Member] | Water Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000229789 [Member] | Miscellaneous Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000229789 [Member] | Lease Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000229789 [Member] | Sales Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000229789 [Member] | Highway Tolls Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000229789 [Member] | Revenue Types Each Less Than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000229789 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000229789 [Member] | General Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000229789 [Member] | Income Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000229789 [Member] | Appropriations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000229789 [Member] | Electric Power And Light Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000229789 [Member] | Port Airport And Marina Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000237719 [Member] | Ford Motor Co 3 25 02 12 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[17]
C000237719 [Member] | Amazon com Inc 4 70 12 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[17]
C000237719 [Member] | Oracle Corp 6 25 11 09 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[17]
C000237719 [Member] | Sprint Capital Corp 8 75 03 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%	[17]
C000237719 [Member] | Amazon com Inc 3 60 04 13 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%	[17]
C000237719 [Member] | Meta Platforms Inc 3 85 08 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[17]
C000237719 [Member] | Oracle Corp 4 80 09 26 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[17]
C000237719 [Member] | Verizon Communications Inc 2 36 03 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%	[17]
C000237719 [Member] | AerCap Ireland Capital DAC AerCap Global Aviation Trust 3 30 01 30 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%	[17]
C000237719 [Member] | Meta Platforms Inc 4 60 11 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%	[17]
C000237719 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000237719 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000237719 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000237719 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000237719 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000237719 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000237719 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000237719 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000237719 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000237719 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000237719 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000237719 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000237720 [Member] | HUB International Ltd 7 25 06 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[18]
C000237720 [Member] | WULF Compute LLC 7 75 10 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[18]
C000237720 [Member] | EMRLD Borrower L P Emerald Co Issuer Inc 6 63 12 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[18]
C000237720 [Member] | New Red Finance Inc 4 00 10 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[18]
C000237720 [Member] | Mauser Packaging Solutions Holding Co 7 88 04 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[18]
C000237720 [Member] | DaVita Inc 4 63 06 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[18]
C000237720 [Member] | APLD ComputeCo LLC 9 25 12 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%	[18]
C000237720 [Member] | athenahealth Group Inc 6 50 02 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%	[18]
C000237720 [Member] | Tenet Healthcare Corp 6 13 06 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%	[18]
C000237720 [Member] | Caesars Entertainment Inc 7 00 02 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%	[18]
C000237720 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000237720 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000237720 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000237720 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000237720 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000237720 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000237720 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000237720 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000237720 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000237720 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000237720 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000237720 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000237721 [Member] | Triborough Bridge And Tunnel Authority Green Bonds Series 2022 E 2B Ref RB 5 00 11 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
C000237721 [Member] | Tarrant County Cultural Education Facilities Finance Corp Baylor Scott And White Health Series 2022 RB 5 00 11 15 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
C000237721 [Member] | New Jersey State of Series 2020 A GO Bonds 4 00 06 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000237721 [Member] | Los Angeles Unified School District Series 2024 A Ref GO Bonds 5 00 07 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
C000237721 [Member] | New York State of Dormitory Authority Series 2022 A Ref RB 5 00 05 01 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000237721 [Member] | University of California Series 2022 BK RB 5 00 05 15 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.37%
C000237721 [Member] | University of California Series 2022 BK RB 5 00 05 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000237721 [Member] | Iowa State of Finance Authority Iowa Fertilizer Co Series 2022 Ref RB 5 00 12 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000237721 [Member] | New York City of NY Municipal Water Finance Authority Subseries 2023 AA 1 RB 5 25 06 15 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.48%
C000237721 [Member] | Regents of the University of California Medical Center Series 2022 P RB 5 00 05 15 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%
C000237721 [Member] | Ad Valorem Property Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000237721 [Member] | Health Hospital Nursing Home Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000237721 [Member] | Water Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000237721 [Member] | Miscellaneous Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000237721 [Member] | Lease Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000237721 [Member] | Sales Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000237721 [Member] | College And University Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000237721 [Member] | Highway Tolls Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000237721 [Member] | Revenue Types Each Less Than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000237721 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000237721 [Member] | General Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000237721 [Member] | Income Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000237721 [Member] | Appropriations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000237721 [Member] | Electric Power And Light Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000237721 [Member] | Intergovenmental Agreement [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000244604 [Member] | Amgen Inc 5 25 03 02 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[19]
C000244604 [Member] | Amazon com Inc 4 55 03 13 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[19]
C000244604 [Member] | NVIDIA Corp 4 75 06 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%	[19]
C000244604 [Member] | AT And T Inc 2 55 12 01 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%	[19]
C000244604 [Member] | Amazon com Inc 5 10 07 09 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%	[19]
C000244604 [Member] | Alphabet Inc 4 40 02 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[19]
C000244604 [Member] | Oracle Corp 5 35 05 04 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.95%	[19]
C000244604 [Member] | Salesforce Inc 5 20 03 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%	[19]
C000244604 [Member] | Abbott Laboratories 4 30 03 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%	[19]
C000244604 [Member] | T Mobile USA Inc 5 05 07 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%	[19]
C000244604 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000244604 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000244604 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000244604 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000244604 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000244604 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000244604 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000244604 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000244604 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000244604 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000244604 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000244604 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000244605 [Member] | Allied Universal Holdco LLC 7 88 02 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[20]
C000244605 [Member] | CoreWeave Inc 9 75 10 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%	[20]
C000244605 [Member] | UKG Inc 6 88 02 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%	[20]
C000244605 [Member] | CCO Holdings LLC CCO Holdings Capital Corp 4 25 02 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%	[20]
C000244605 [Member] | Galaxy Helios Data Centers II LLC 9 88 08 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%	[20]
C000244605 [Member] | CRC Insurance Group LLC 7 13 06 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%	[20]
C000244605 [Member] | Core Scientific Finance I LLC 7 75 05 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[20]
C000244605 [Member] | SV RNO Property Owner 1 LLC 5 88 03 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[20]
C000244605 [Member] | PR RNO Property Owner 1 LLC 6 50 05 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[20]
C000244605 [Member] | Meridian Arc Holdco LLC 6 25 04 30 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%	[20]
C000244605 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000244605 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000244605 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000244605 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000244605 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000244605 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000244605 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000244605 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000244605 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000244605 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000244605 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000244605 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000244606 [Member] | California State of Series 2023 GO Bonds 5 25 09 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000244606 [Member] | Jefferson County of AL Series 2024 Ref RB 5 25 10 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%
C000244606 [Member] | New York State of Dormitory Authority Series 2019 RB 2 00 07 01 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000244606 [Member] | Harris County Cultural Education Facilities Finance Corp Houston Methodist Series 2026 A Ref RB 5 00 12 01 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%
C000244606 [Member] | New Jersey State of Transportation Trust Fund Authority Series 2023 BB RB 5 00 06 15 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000244606 [Member] | Pennsylvania Commonwealth of Turnpike Commission First Series 2023 Ref RB 5 00 12 01 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000244606 [Member] | Connecticut State of Health And Educational Facilities Authority Yale University Series 1999 RB 5 00 07 01 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.37%
C000244606 [Member] | New York City of NY Transitional Finance Authority Series 2023 RB 5 25 05 01 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.37%
C000244606 [Member] | New Jersey State of Transportation Trust Fund Authority Series 2023 BB RB 5 25 06 15 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000244606 [Member] | Jefferson County of AL Series 2024 Ref Revenue Wts 5 25 10 01 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%
C000244606 [Member] | Ad Valorem Property Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000244606 [Member] | Health Hospital Nursing Home Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000244606 [Member] | Water Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000244606 [Member] | Miscellaneous Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000244606 [Member] | Sales Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000244606 [Member] | College And University Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000244606 [Member] | Revenue Types Each Less Than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000244606 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000244606 [Member] | General Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000244606 [Member] | Income Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000244606 [Member] | Appropriations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244606 [Member] | Electric Power And Light Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000244606 [Member] | Sewer Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000250315 [Member] | UnitedHealth Group Inc 5 15 07 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%	[21]
C000250315 [Member] | Citibank N A 5 57 04 30 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%	[21]
C000250315 [Member] | Kroger Co The 5 00 09 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[21]
C000250315 [Member] | Meta Platforms Inc 4 75 08 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.89%	[21]
C000250315 [Member] | Cisco Systems Inc 5 05 02 26 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.92%	[21]
C000250315 [Member] | Bristol Myers Squibb Co 5 20 02 22 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%	[21]
C000250315 [Member] | Boeing Co The 6 53 05 01 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[21]
C000250315 [Member] | AT And T Inc 5 40 02 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%	[21]
C000250315 [Member] | Broadcom Inc 3 47 04 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%	[21]
C000250315 [Member] | AbbVie Inc 5 05 03 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%	[21]
C000250315 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000250315 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000250315 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000250315 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000250315 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000250315 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000250315 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000250315 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000250315 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000250315 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000250315 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000250315 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000250316 [Member] | Quikrete Holdings Inc 6 38 03 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[22]
C000250316 [Member] | Asurion LLC and Asurion Co Issuer Inc 8 00 12 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[22]
C000250316 [Member] | CCO Holdings LLC CCO Holdings Capital Corp 4 50 05 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%	[22]
C000250316 [Member] | QXO Building Products Inc 6 75 04 30 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%	[22]
C000250316 [Member] | TransDigm Inc 6 63 03 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%	[22]
C000250316 [Member] | Discovery Global Holdings Inc 4 28 03 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%	[22]
C000250316 [Member] | IQVIA Inc 6 25 06 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%	[22]
C000250316 [Member] | PetSmart LLC PetSmart Finance Corp 7 50 09 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%	[22]
C000250316 [Member] | HUB International Ltd 7 38 01 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%	[22]
C000250316 [Member] | One261229 BC Ltd 10 00 04 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%	[22]
C000250316 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000250316 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000250316 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000250316 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000250316 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000250316 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000250316 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000250316 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000250316 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000250316 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000250316 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000250316 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253524 [Member] | North Carolina State of Turnpike Authority Triangle Expressway System Series 2024 RB 5 00 01 01 2058 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
C000253524 [Member] | New York City of NY Transitional Finance Authority Series 2024 F 1 RB 5 25 02 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
C000253524 [Member] | South Carolina State of Public Service Authority Santee Cooper Series 2024 B Ref RB 5 25 12 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.35%
C000253524 [Member] | Curators of the University of Missouri The Series 2024 Ref RB 5 00 11 01 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000253524 [Member] | Triborough Bridge And Tunnel Authority Series 2016 A Ref RB 3 00 11 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000253524 [Member] | Massachusetts Commonwealth of Series 2024 A GO Bonds 5 00 01 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.43%
C000253524 [Member] | New York City of NY Municipal Water Finance Authority Series 2024 AA RB 5 25 06 15 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%
C000253524 [Member] | Los Angeles Unified School District Series 2024 A Ref GO Bonds 5 00 07 01 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000253524 [Member] | Triborough Bridge And Tunnel Authority Series 2024 A 1 RB 5 25 05 15 2064 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%
C000253524 [Member] | New York State of Dormitory Authority Series 2024 A Ref RB 5 50 07 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253524 [Member] | Ad Valorem Property Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000253524 [Member] | Health Hospital Nursing Home Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000253524 [Member] | Water Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000253524 [Member] | Miscellaneous Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000253524 [Member] | Lease Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000253524 [Member] | Sales Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000253524 [Member] | College And University Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000253524 [Member] | Highway Tolls Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000253524 [Member] | Revenue Types Each Less Than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000253524 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253524 [Member] | General Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000253524 [Member] | Income Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000253524 [Member] | Electric Power And Light Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000253524 [Member] | Intergovenmental Agreement [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000261115 [Member] | Meta Platforms Inc 4 88 11 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[23]
C000261115 [Member] | Oracle Corp 5 20 09 26 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[23]
C000261115 [Member] | Alphabet Inc 4 70 11 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%	[23]
C000261115 [Member] | Amazon com Inc 4 65 11 20 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%	[23]
C000261115 [Member] | Broadcom Inc 3 14 11 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%	[23]
C000261115 [Member] | Broadcom Inc 5 20 07 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%	[23]
C000261115 [Member] | AbbVie Inc 4 50 05 14 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%	[23]
C000261115 [Member] | Synopsys Inc 5 15 04 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%	[23]
C000261115 [Member] | AT And T Inc 4 50 05 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%	[23]
C000261115 [Member] | Verizon Communications Inc 5 25 04 02 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[23]
C000261115 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000261115 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000261115 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000261115 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000261115 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000261115 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000261115 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000261115 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000261115 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000261115 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000261115 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000261115 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000261116 [Member] | TransDigm Inc 6 00 01 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%	[24]
C000261116 [Member] | CACI International Inc 6 38 06 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%	[24]
C000261116 [Member] | Quikrete Holdings Inc 6 75 03 01 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%	[24]
C000261116 [Member] | Neptune Bidco US Inc 9 50 02 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%	[24]
C000261116 [Member] | CCO Holdings LLC CCO Holdings Capital Corp 7 00 02 01 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[24]
C000261116 [Member] | Olympus Water US Holding Corp 7 25 02 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%	[24]
C000261116 [Member] | Sword Purchaser LLC 8 25 04 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[24]
C000261116 [Member] | Michaels Cos Inc The 8 50 03 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[24]
C000261116 [Member] | Level 3 Financing Inc 6 88 06 30 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[24]
C000261116 [Member] | TransDigm Inc 6 38 05 31 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[24]
C000261116 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000261116 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000261116 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000261116 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000261116 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000261116 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000261116 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000261116 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000261116 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000261116 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000261116 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000261116 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000263929 [Member] | New York Liberty Development Corp Goldman Sachs Headquarters Series 2005 Ref RB 5 25 10 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[25]
C000263929 [Member] | New York State of Thruway Authority Series 2025 RB 5 00 03 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%	[25]
C000263929 [Member] | Massachusetts Commonwealth of School Building Authority Series 2025 RB 5 00 02 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%	[25]
C000263929 [Member] | Chicago City of IL O Hare International Airport Series 2026 A RB 5 25 01 01 2061 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%	[25]
C000263929 [Member] | New York City of NY Subseries 2025 G 1 GO Bonds 5 25 02 01 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.43%	[25]
C000263929 [Member] | Missouri State of Health And Educational Facilities Authority Series 2025 RB 5 00 11 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.42%	[25]
C000263929 [Member] | North Texas Municipal Water District Series 2025 Ref RB 5 00 09 01 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%	[25]
C000263929 [Member] | Ohio State of Water Development Authority Water Pollution Control Loan Fund Series 2025 RB 5 00 12 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[25]
C000263929 [Member] | Omaha Public Facilities Corp Series 2025 C RB 5 00 04 15 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%	[25]
C000263929 [Member] | California State of Series 2025 GO Bonds 5 00 03 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%	[25]
C000263929 [Member] | Ad Valorem Property Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000263929 [Member] | Health Hospital Nursing Home Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000263929 [Member] | Water Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000263929 [Member] | Miscellaneous Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000263929 [Member] | Lease Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000263929 [Member] | Sales Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000263929 [Member] | College And University Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000263929 [Member] | Highway Tolls Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000263929 [Member] | Revenue Types Each Less Than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000263929 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000263929 [Member] | General Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000263929 [Member] | Income Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000263929 [Member] | Electric Power And Light Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000276124 [Member] | Abbott Laboratories 4 65 03 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%	[26]
C000276124 [Member] | NVIDIA Corp 4 95 06 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[26]
C000276124 [Member] | Alphabet Inc 5 45 08 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[26]
C000276124 [Member] | Amazon com Inc 5 30 07 09 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[26]
C000276124 [Member] | Salesforce Inc 5 55 03 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[26]
C000276124 [Member] | Alphabet Inc 4 80 02 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[26]
C000276124 [Member] | Oracle Corp 5 70 02 04 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%	[26]
C000276124 [Member] | Anheuser Busch Cos LLC Anheuser Busch InBev Worldwide Inc 4 70 02 01 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[26]
C000276124 [Member] | Amazon com Inc 4 88 03 13 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[26]
C000276124 [Member] | Meta Platforms Inc 5 25 05 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[26]
C000276124 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000276124 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000276124 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000276124 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000276124 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000276124 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000276124 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000276124 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000276124 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000276124 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000276124 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000276124 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000276125 [Member] | Asurion LLC and Asurion Co Issuer Inc 8 38 02 01 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%	[27]
C000276125 [Member] | Venture Global Plaquemines LNG LLC 6 50 01 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[27]
C000276125 [Member] | Level 3 Financing Inc 7 00 03 31 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%	[27]
C000276125 [Member] | TransDigm Inc 6 75 01 31 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%	[27]
C000276125 [Member] | CHS Community Health Systems Inc 9 75 01 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[27]
C000276125 [Member] | Nexstar Media Inc 7 25 04 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[27]
C000276125 [Member] | TransDigm Inc 6 13 07 31 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[27]
C000276125 [Member] | Albertson s Cos Inc Safeway Inc New Albertson s L P Albertson s LLC 5 75 03 31 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[27]
C000276125 [Member] | Venture Global Plaquemines LNG LLC 6 50 06 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[27]
C000276125 [Member] | CCO Holdings LLC CCO Holdings Capital Corp 4 25 01 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%	[27]
C000276125 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000276125 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000276125 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000276125 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000276125 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000276125 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000276125 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000276125 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000276125 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000276125 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000276125 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000276136 [Member] | U S Treasury Notes 3 50 10 31 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[28]
C000276136 [Member] | U S Treasury Notes 3 88 07 31 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[28]
C000276136 [Member] | U S Treasury Notes 4 13 02 28 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[28]
C000276136 [Member] | U S Treasury Notes 3 38 11 30 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[28]
C000276136 [Member] | U S Treasury Notes 3 38 12 31 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%	[28]
C000276136 [Member] | U S Treasury Notes 3 75 04 30 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%	[28]
C000276136 [Member] | U S Treasury Notes 3 50 09 30 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[28]
C000276136 [Member] | U S Treasury Notes 3 75 06 30 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[28]
C000276136 [Member] | U S Treasury Notes 3 88 03 31 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[28]
C000276136 [Member] | U S Treasury Notes 1 50 01 31 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[28]
C000276136 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000276136 [Member] | US Treasury Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000276136 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000276137 [Member] | U S Treasury Notes 3 50 01 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%	[29]
C000276137 [Member] | U S Treasury Notes 4 25 07 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[29]
C000276137 [Member] | U S Treasury Notes 3 75 04 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[29]
C000276137 [Member] | U S Treasury Notes 3 38 02 29 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[29]
C000276137 [Member] | U S Treasury Notes 4 13 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[29]
C000276137 [Member] | U S Treasury Notes 4 13 08 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[29]
C000276137 [Member] | U S Treasury Notes 4 00 05 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[29]
C000276137 [Member] | U S Treasury Notes 3 88 03 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[29]
C000276137 [Member] | U S Treasury Notes 2 88 08 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[29]
C000276137 [Member] | U S Treasury Notes 2 88 05 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[29]
C000276137 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000276137 [Member] | US Treasury Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000276137 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000276138 [Member] | U S Treasury Notes 4 13 03 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%	[30]
C000276138 [Member] | U S Treasury Notes 3 50 09 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%	[30]
C000276138 [Member] | U S Treasury Notes 4 50 05 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%	[30]
C000276138 [Member] | U S Treasury Notes 3 63 08 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%	[30]
C000276138 [Member] | U S Treasury Notes 4 13 11 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%	[30]
C000276138 [Member] | U S Treasury Notes 4 00 07 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.58%	[30]
C000276138 [Member] | U S Treasury Notes 4 25 06 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.58%	[30]
C000276138 [Member] | U S Treasury Notes 4 13 10 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%	[30]
C000276138 [Member] | U S Treasury Notes 4 38 12 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%	[30]
C000276138 [Member] | U S Treasury Notes 4 63 04 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%	[30]
C000276138 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000276138 [Member] | US Treasury Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000276138 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000276139 [Member] | U S Treasury Notes 4 00 02 28 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.62%	[31]
C000276139 [Member] | U S Treasury Notes 0 88 11 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.01%	[31]
C000276139 [Member] | U S Treasury Notes 0 63 08 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.76%	[31]
C000276139 [Member] | U S Treasury Notes 4 25 01 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[31]
C000276139 [Member] | U S Treasury Notes 4 00 05 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[31]
C000276139 [Member] | U S Treasury Notes 4 00 03 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[31]
C000276139 [Member] | U S Treasury Notes 0 63 05 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%	[31]
C000276139 [Member] | U S Treasury Notes 3 88 04 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.38%	[31]
C000276139 [Member] | U S Treasury Notes 3 88 06 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.38%	[31]
C000276139 [Member] | U S Treasury Notes 3 88 07 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.38%	[31]
C000276139 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000276139 [Member] | US Treasury Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000276139 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000276140 [Member] | U S Treasury Notes 3 88 04 30 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.71%	[32]
C000276140 [Member] | U S Treasury Notes 3 88 03 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.71%	[32]
C000276140 [Member] | U S Treasury Notes 4 13 06 30 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%	[32]
C000276140 [Member] | U S Treasury Notes 4 13 05 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%	[32]
C000276140 [Member] | U S Treasury Notes 4 38 07 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%	[32]
C000276140 [Member] | U S Treasury Notes 4 38 08 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%	[32]
C000276140 [Member] | U S Treasury Notes 1 63 05 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.28%	[32]
C000276140 [Member] | U S Treasury Notes 1 13 02 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.29%	[32]
C000276140 [Member] | U S Treasury Notes 1 38 11 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.56%	[32]
C000276140 [Member] | U S Treasury Notes 1 25 08 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.72%	[32]
C000276140 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000276140 [Member] | US Treasury Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000276140 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%

[1]	Excluding money market fund holdings, if any.
[2]	Excluding money market fund holdings, if any.
[3]	Excluding money market fund holdings, if any.
[4]	Excluding money market fund holdings, if any.
[5]	Excluding money market fund holdings, if any.
[6]	Excluding money market fund holdings, if any.
[7]	Excluding money market fund holdings, if any.
[8]	Excluding money market fund holdings, if any.
[9]	Excluding money market fund holdings, if any.
[10]	Excluding money market fund holdings, if any.
[11]	Excluding money market fund holdings, if any.
[12]	Excluding money market fund holdings, if any.
[13]	Excluding money market fund holdings, if any.
[14]	Excluding money market fund holdings, if any.
[15]	Excluding money market fund holdings, if any.
[16]	Excluding money market fund holdings, if any.
[17]	Excluding money market fund holdings, if any.
[18]	Excluding money market fund holdings, if any.
[19]	Excluding money market fund holdings, if any.
[20]	Excluding money market fund holdings, if any.
[21]	Excluding money market fund holdings, if any.
[22]	Excluding money market fund holdings, if any.
[23]	Excluding money market fund holdings, if any.
[24]	Excluding money market fund holdings, if any.
[25]	Excluding money market fund holdings, if any.
[26]	Excluding money market fund holdings, if any.
[27]	Excluding money market fund holdings, if any.
[28]	Excluding money market fund holdings, if any.
[29]	Excluding money market fund holdings, if any.
[30]	Excluding money market fund holdings, if any.
[31]	Excluding money market fund holdings, if any.
[32]	Excluding money market fund holdings, if any.